Company financial information - Additional information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
IFRS profit/(loss) reconciliation:
Profit/(loss) for the year	$ 1,458	€ 1,327	$ 1,458	€ (83)	$ (94)	$ (94)	€ 54	$ 63
IFRS equity reconciliation:
IFRS equity		(187)		(1,319)			(1,149)		$ (216)	$ (1,510)	$ (1,375)
Ardagh Group S.A.
IFRS profit/(loss) reconciliation:
Parent only - IFRS profit for the year		1,249		108			148
IFRS equity reconciliation:
IFRS equity		2,941		1,808
Reportable Legal Entities | Ardagh Group S.A.
IFRS profit/(loss) reconciliation:
Parent only - IFRS profit for the year		1,249	1,400	108	128		148	166
IFRS equity reconciliation:
IFRS equity		2,941		1,808			1,812		3,304	2,064	2,173
Consolidation Adjustments
IFRS profit/(loss) reconciliation:
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost		78	$ 58	(191)	$ (222)		(94)	$ (103)
IFRS equity reconciliation:
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost		€ (3,128)		€ (3,127)			€ (2,961)		$ (3,520)	$ (3,574)	$ (3,548)